33 Supplemental cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Supplemental Cash Flow Informations Abstract
Total additions to contract assets (Note 14)	R$ 3,984,158	[1]	R$ 3,532,283	R$ 3,188,943
Total additions to intangible assets (Note 15 (b))	411,285		1,788,907	1,144,728
Items not affecting cash (see breakdown below)	(1,095,285)		(2,125,943)	(2,201,112)
Total additions to intangible assets as per statement of cash flows	3,300,158		3,195,247	2,132,559
Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 15 (d))	238,330		233,251	488,502
Contractors payable	142,514		252,675	297,872
Program contract commitments	4,422		35,817	149,974
Public Private Partnership - Sao Lourenco PPP (Note 15 (g))	0		10,591	273,737
Performance agreements	314,720		78,296	0
Right of use	28,549		113,233	0
Construction margin (Note 26)	85,976		65,172	63,013
Agreement with the Municipality of Maua (Note 10 (a))	280,774		0	0
Agreement with the Municipality of Santo Andre	0		1,336,908	0
Agreement with the municipality of Guarulhos	0		0	928,014
Total	R$ 1,095,285		R$ 2,125,943	R$ 2,201,112

[1]	The largest additions of the period are located in the municipalities of Sao Paulo, Praia Grande and Sao Bernardo do Campo, in the amounts of R$ 1,676 million, R$ 284 million and R$ 228 million, respectively.